Property, Plant and Equipment (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Direct costs (note 4)	$ 5,785,745	$ 5,716,063
Property, plant and equipment	233,113	286,231
Total	$ 6,018,858	$ 6,002,294